Related party transactions (Schedule of Related Party Transactions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Management fees	$ 2,515	$ 2,654	$ 2,795
Dividends	3,148	3,180	8,305
AerDragon
Related Party Transaction [Line Items]
Dividends	1,667	1,667	3,333
ACSAL
Related Party Transaction [Line Items]
Dividends	1,088	1,119	1,949
AerLift
Related Party Transaction [Line Items]
Dividends	393	394	3,023
Management Service | AerDragon
Related Party Transaction [Line Items]
Management fees	675	497	507
Management Service | ACSAL
Related Party Transaction [Line Items]
Management fees	480	480	480
Management Service | AerLift
Related Party Transaction [Line Items]
Management fees	$ 1,360	$ 1,677	$ 1,808